Management of Financial Risk	12 Months Ended
Dec. 31, 2023
Management of Financial Risk
Management Of Financial Risk

5. Management of Financial Risk

The Company has classified its financial instruments under IFRS 9 Financial Instruments (“IFRS 9”) as follows:

IFRS 9
Financial Assets
Cash and cash equivalents	Amortized cost
Marketable securities	FVTPL
Receivables	Amortized cost

Financial Liability
Accounts payable and accrued liabilities	Amortized cost

Lease liability	Amortized cost

The fair values of the Company’s cash and cash equivalents, receivables and accounts payable and accrued liabilities approximate their carrying values due to the short terms to maturity. Certain marketable securities are measured at fair values using Level 1 inputs. Other marketable securities are measured using Level 3 of the fair value hierarchy. Lease liabilities are measured at amortized cost. There were no transfers between levels 1, 2 or 3 during the years ended December 31, 2023 and 2022.

The Company is exposed in varying degrees to a variety of financial instrument related risks, including credit risk, liquidity risk and market risk which includes foreign currency risk, interest rate risk and other price risk. The types of risk exposure and the way in which such exposure is managed are provided as follows.

(a) Credit risk:

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations.

The Company's credit risk is primarily attributable to its liquid financial assets including cash and cash equivalents. The Company limits exposure to credit risk on liquid financial assets through maintaining its cash and cash equivalents with high-credit quality Canadian financial institutions.

To reduce credit risk, the Company regularly reviews the collectability of its amounts receivable, which may include amounts receivable from certain related parties, and records an expected credit loss based on its best estimate of potentially uncollectible amounts. Management believes that the credit risk with respect to these financial instruments is remote.

The financial instruments that potentially subject the Company to credit risk comprise cash and cash equivalents and certain receivables, the carrying value of which represents the Company’s maximum exposure to credit risk.

(b) Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.

The Company ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account the Company's holdings of cash and its ability to raise equity financings. As at December 31, 2023, the Company had a working capital (current assets less current liabilities) of $4.6 million (2022 - $4.4 million). The Company has sufficient funding to meet its short-term liabilities and administrative overhead costs, and to maintain its mineral property interests in 2023. The Company will need additional funding to advance its projects.

The following schedule provides the contractual obligations related to the deferred royalty and lease liability payments (Notes 9(b) and (c)) as at December 31, 2023 and 2022:

	Payments due by Period					Payments due by Period
	(CAD$000)					(US$000)
		Less than			After		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years	Total	1 year	1-3 years	3-5 years	5 years

Basic office lease	$321	$86	$175	$60	$-	$-	$-	$-	$-	$-

Total, December 31, 2023	$321	$86	$175	$60	$-	$-	$-	$-	$-	$-

Basic office lease	$406	$85	$173	$148	$-	$-	$-	$-	$-	$-

Advance royalty payments	-	-	-	-	-	215	35	105	75	-

Total , December 31, 2022	$406	$85	$173	$148	$-	$215	$35	$105	$75	$-

Accounts payable and accrued liabilities are due in less than 90 days.

(c) Market risk:

The significant market risk exposures to which the Company is exposed are foreign currency risk, interest rate risk and other price risk.

(i) Foreign currency risk:

Certain of the Company’s mineral property interests and operations are in Canada. Most of its operating expenses are incurred in Canadian dollars. Fluctuations in the Canadian dollar would affect the Company’s consolidated statements of comprehensive loss as its functional currency is the Canadian dollar, and fluctuations in the U.S. dollar would impact its cumulative translation adjustment as its consolidated financial statements are presented in U.S. dollars.

The Company is exposed to currency risk for its U.S. dollar equivalent of assets and liabilities denominated in currencies other than U.S. dollars as follows:

	December 31,
	2023	2022

Cash	$2,811	$3,825
Marketable securities	1,534	855
Receivables and prepaids	924	1,131
Accounts payable and accrued liabilities	(652)	(1,296)
Lease liability	(215)	(257)
Deferred compensation liability	(244)	-

Net financial assets (liabilities)	$4,158	$4,258

Based upon the above net exposure as at December 31, 2023 and assuming all other variables remain constant, a 10% (2022 - 10%) depreciation or appreciation of the U.S. dollar relative to the Canadian dollar could result in a decrease (increase) of approximately $416,000 (2022 - $426,000) in the cumulative translation adjustment in the Company’s shareholders’ equity.

The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

(ii) Interest rate risk:

In respect of financial assets, the Company's policy is to invest excess cash at floating rates of interest in cash equivalents, in order to maintain liquidity, while achieving a satisfactory return. Fluctuations in interest rates impact on the value of cash equivalents. The Company’s investments in guaranteed investment certificates bear a fixed rate and are cashable at any time prior to maturity date. Interest rate risk is not significant to the Company as it has no interest-bearing debt at year-end.

(iii) Other price risk:

Other price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices.

The Company’s other price risk includes equity price risk, whereby investment in marketable securities are held for trading financial assets with fluctuations in quoted market prices recorded at FVTPL. There is no separately quoted market value for the Company’s investments in the shares of certain strategic investments.

As certain of the Company’s marketable securities are carried at market value and are directly affected by fluctuations in value of the underlying securities, the Company considers its financial performance and cash flows could be materially affected by such changes in the future value of the Company’s marketable securities. Based upon the net exposure as at December 31, 2023 and assuming all other variables remain constant, a net increase or decrease of 10% in the market prices of the underlying securities would increase or decrease respectively net (loss) income by $153,000 (2022 - $85,000).